UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06554

            AllianceBernstein Americas Government Income Trust, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Americas
Government Income Trust


                                              Semi-Annual Report--March 31, 2004

     Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling

Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 24, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Americas Government Income Trust (the "Fund") for the semi-annual reporting period ended March 31, 2004.

Investment Objective and Policies
This open-end fund seeks the highest level of current income, consistent with what we believe to be prudent investment risk that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces but excluding states of the U.S.), agencies, instrumentalities or authorities.

Investment Results
The following table shows the Fund's performance for the six- and 12-month periods ended March 31, 2004. For comparison, we have included the performance of the Fund's current benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, a standard measure of the performance of the overall U.S. bond market. We have also included the performance of a composite consisting of 50% LB Government Index--a broad measure of the performance of U.S. government bonds--and 50% J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) Latin Only--composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America (the "Composite").

Going forward, the Fund will use the Composite as its benchmark, as it is more reflective of the Fund's investment strategy. The Composite contains U.S. Treasury and emerging market debt securities, whereas the LB U.S. Aggregate Index reflects a mix of U.S.-only fixed-income securities.

--------------------------------------------------------------------------------
   INVESTMENT RESULTS*
   Periods Ended March 31, 2004

                                                    ============================
                                                              Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Americas
   Government
   Income Trust
     Class A                                          5.52%              15.67%
--------------------------------------------------------------------------------
     Class B                                          5.16%              14.75%
--------------------------------------------------------------------------------
     Class C                                          5.14%              14.85%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Aggregate
   Index                                              2.98%               5.40%
 -------------------------------------------------------------------------------
  Lehman Brothers
   Government
   Index                                              2.49%               4.24%
 -------------------------------------------------------------------------------
  J.P. Morgan
   EMBI+ Latin
   Only                                              10.00%              27.17%
--------------------------------------------------------------------------------
   Composite: 50%
   Lehman Brothers
   Government Index
   and 50% J.P.
   Morgan EMBI+
   Latin Only                                         6.24%              15.71%
--------------------------------------------------------------------------------
 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed.
--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 1

   Past performance is no guarantee of future results.

   Neither the unmanaged Lehman Brothers (LB) U.S. Aggregate Index, the unmanaged LB Government Index nor the unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) Latin Only reflects fees and expenses associated with the active management of a mutual fund portfolio. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. The LB Government Index is composed of the LB Treasury Index and the LB Agency Index. The unmanaged JPM EMBI+ Latin Only is composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America; a large percentage of the Index is made up of Brady Bonds. The Composite is a 50%/50% blend of both the LB Government Index and the JPM EMBI+ Latin Only. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Americas Government Income Trust.

   Additional investment results appear on pages 5-7.
--------------------------------------------------------------------------------
For the six-month period ended March 31, 2004, the Fund outperformed its current benchmark, the LB U.S. Aggregate Index, but underperformed the representative custom Composite, a 50%/50% blend of the LB Government Index, which includes U.S.-only government securities, and the JPM EMBI+ Latin Only, which includes emerging market debt securities. Although the Fund's emerging market holdings contributed solid absolute returns and allowed us to outperform relative to the U.S.-only investment-grade LB U.S. Aggregate Index, the Fund was not invested in some of the best performing Latin countries included in the Composite, which contributed to the underperformance versus the Composite. The two top performing countries in the Index, Ecuador and Venezuela, had little or no representation within the Fund's holdings during the reporting period. Additionally, the Fund's underweight positions in Brazil and overweight positions in Mexico within our emerging market allocation detracted from performance relative to the Composite.

Brazil continued to perform strongly while Mexico's returns moderated and underperformed the emerging market component of the Composite. The Fund's overweight position in U.S. government securities also detracted from performance relative to the Composite benchmark as government returns lagged the emerging debt asset class.

The Fund's Canadian government bonds, however, performed well. Canada outperformed most developed global government bond markets in local terms as the Canadian dollar continued to gain strength against the U.S. dollar. An additional positive contributor to the Fund's performance was its allocation to Canadian Real Return Bonds (inflation-linked securities), which outperformed as the Bank of Canada reduced rates to fuel growth and return inflation to its 2% target.

Market Review and Investment Strategy
During the six-month reporting period ended March 31, 2004, the emerging-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST market debt asset class posted strong returns, albeit moderated from the unsustainable pace of the previous six-month period. The emerging debt markets benefited as a result of a favorable world financial environment and low interest rates. The average central bank policy rate declined significantly. Additionally, limited supply, strong investor demand and global liquidity levels all remained supportive for this asset class. As represented by the J.P. Morgan EMBI+ Latin Only, the emerging debt market posted a solid 10.00% return for the six-month period ended March 31, 2004. Individual countries outperforming the Latin region as a whole during the six-month period included Ecuador at 40.05%, Venezuela at 14.07%, Brazil at 12.39% and Colombia at 10.66%. Individual countries that underperformed the Latin region as a whole during the six-month period included Panama at 8.17%, Mexico at 6.13% and Peru at 4.71%.

U.S. Treasury securities, which sold off in the fourth quarter of 2003 on news of positive economic data, rebounded strongly in the first quarter of 2004 as escalating geopolitical tensions and concerns about the sustainability of the U.S. economic recovery due to a weak job market began to surface. Yields declined sharply in the first quarter of 2004 across the maturity spectrum and the yield curve flattened. Canadian government bonds performed very well during the period, returning 3.92% in local terms according to J.P. Morgan, and outperformed most other developed countries. The Canadian economy remained sluggish and The Bank of Canada continued its rate cutting, lowering the overnight rate to 2.25% in four 25 basis point cuts since July of 2003. The Canadian dollar also strengthened against the U.S. dollar at the end of 2003; however, the Canadian dollar did lose some ground in the beginning of 2004.

During the six-month period ended March 31, 2004, we increased the Fund's exposure to Brazilian sovereign bonds as President Lula exceeded expectations in his ability to push forward reforms. However, at the beginning of 2004, we reduced our holdings in these bonds due to concerns over fundamentals, inflation worries and the Central Bank's possible inability to continue reducing interest rates. In addition, political scandal and subsequent missteps have caused the Lula administration to lose the political goodwill it had in 2003. We decreased the Fund's holdings in Mexico as a result of stalled growth due to poor external demand, mainly from the United States, and loss of competitiveness in Mexico's manufacturing sector. We moderately increased the Fund's positions in Canadian government holdings and maintained the Fund's allocation to U.S. government securities, including Federal National Mortgage Association (FNMA) 30-year mortgage securities and Treasury Inflation Protected Securities (TIPS).

--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 3

PORTFOLIO SUMMARY
March 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
3/27/92
Class B Shares
3/27/92
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $1,923.5


SECURITY TYPE BREAKDOWN
  49.1% Sovereign
  39.7% Treasury
  11.0% Federal Agency

   0.2% Short-Term



All data as of March 31, 2004. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.
--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                NAV Returns                SEC Returns
                     1 Year       15.67%                    10.72%
                    5 Years       10.22%                     9.27%
                   10 Years        9.90%                     9.42%
                 SEC Yield*        4.95%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of political and economic uncertainties in foreign countries. These risks may be magnified for investments in emerging markets. To increase yield, the Fund can use leverage, a speculative technique, which may increase share price fluctuation. Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by investments in the underlying securities. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 5

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                    NAV Returns               SEC Returns
                        1 Year         14.75%                   11.75%
                       5 Years          9.38%                    9.38%
                   10 Years(a)          9.35%                    9.35%
                    SEC Yield*          4.44%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of political and economic uncertainties in foreign countries. These risks may be magnified for investments in emerging markets. To increase yield, the Fund can use leverage, a speculative technique, which may increase share price fluctuation. Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by investments in the underlying securities. These risks are fully discussed in the prospectus.


(a) Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                  NAV Returns               SEC Returns
                     1 Year         14.85%                    13.85%
                    5 Years          9.45%                     9.45%
                   10 Years          9.05%                     9.05%
                 SEC Yield*          4.44%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of political and economic uncertainties in foreign countries. These risks may be magnified for investments in emerging markets. To increase yield, the Fund can use leverage, a speculative technique, which may increase share price fluctuation. Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by investments in the underlying securities. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 7

PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)
                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
GOVERNMENT/AGENCY
   OBLIGATIONS-124.7%

Belize-0.3%
Government of Belize
   9.50%, 8/15/12(a)
   (cost $5,474,156) ..............   US$        5,500         $ 5,780,742
                                                               -----------
Brazil-7.5%
Brazil Real Structured Product
   Zero Coupon, 9/20/07(a) ........            139,046          28,038,807
Federal Republic of Brazil
   2.19%, 4/15/12(a) ..............              2,950           2,581,250
   8.00%, 4/15/14(a) ..............             38,525          37,561,545
   11.00%, 8/17/40(a) .............             14,619          15,613,092
   11.50%, 3/12/08(a) .............             50,675          57,364,100
   12.75%, 1/15/20(a) .............                400             487,800
   14.50%, 10/15/09(a) ............              2,100           2,678,550
                                                               -----------
Total Brazilian Securities
   (cost $127,234,867) ............                            144,325,144
                                                               -----------
Canada-18.1%
Government of Canada
   4.25%, 12/01/21(a) .............   CAD       24,861          24,262,217
   5.00%, 6/01/14 .................             58,200          46,615,985
   6.00%, 6/01/11(a) ..............             23,840          20,437,588
   8.00%, 6/01/27(a) ..............            122,975         131,860,257
   8.75%, 12/01/05(a) .............             44,180          37,356,950
   10.25%, 3/15/14(a) .............             77,710          87,671,071
                                                               -----------
Total Canadian Securities
   (cost $282,213,853) ............                            348,204,068
                                                               -----------
Chile-4.0%
Banco Central Chile Peso
   8.00%, 9/01/07(a) ..............   CLP   30,600,000          56,001,371
   8.00%, 7/01/08(a) ..............         10,920,000          20,334,100
                                                               -----------
Total Chilean Securities
   (cost $62,694,103) .............                             76,335,471
                                                               -----------


--------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
Colombia-3.3%
Colombia Real Structured Product
   15.00%, 4/27/12(a) ................US$        9,298         $11,052,946
Republic of Colombia
   8.63%, 4/01/08(a) .................           3,000           3,382,500
   10.38%, 1/28/33(a) ................           8,000           9,152,000
   10.75%, 1/15/13(a) ................           5,000           5,997,500
   11.75%, 2/25/20(a) ................          26,075          33,323,850
                                                               -----------
Total Colombian Securities
   (cost $51,637,465) ................                          62,908,796
                                                               -----------
El Salvador-0.3%
Republic of El Salvador
   8.50%, 7/25/11(a)(b)
   (cost $5,389,479) .................           4,950           5,766,750
                                                               -----------
Jamaica-0.3%
Government of Jamaica
   11.75%, 5/15/11(a) ................           1,060           1,221,650
Jamaica Real Structured Note
   8/19/04(a) ........................           5,398           5,088,155
                                                               -----------
Total Jamaican Securities
   (cost $6,341,622) .................                           6,309,805
                                                               -----------
Mexico-22.8%
Mexican Bonos
   9.00%, 12/29/05(a) ................MXP      563,782          52,425,727
   9.00%, 12/27/07 ...................         200,972          19,002,747
   9.00%, 12/24/09(a) ................         774,739          72,714,520
   9.00%, 12/20/12(a) ................       1,082,547         100,704,110
   9.50%, 3/08/07(a) .................         828,658          80,079,677
   10.50%, 7/14/11(a) ................       1,106,783         114,463,876
                                                               -----------
Total Mexican Securities
   (cost $439,227,287) ...............                         439,390,657
                                                               -----------
Panama-1.8%
Republic of Panama
   9.38%, 7/23/12(a) .................US$       12,000          14,166,000
   9.38%, 4/01/29(a) .................           2,500           2,862,500
   10.75%, 5/15/20(a) ................          14,250          17,905,125
                                                               -----------
Total Panamanian Securities
   (cost $30,198,041) ................                          34,933,625
                                                                ----------


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 9

                                               Principal
                                                  Amount
                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

Peru - 2.4%
Republic of Peru
   8.75%, 11/21/33(a) ................US$        7,525       $   7,573,912
   9.13%, 2/21/12(a) .................           6,685           7,570,763
   9.88%, 2/06/15(a) .................          26,250          30,830,625
                                                             -------------
Total Peruvian Securities
   (cost $40,952,397) ................                          45,975,300
                                                             -------------
United States - 63.4%
Federal National Mortgage
Association 30 Year TBA
   6.00%, 4/01/34 ....................         250,000         260,234,500
   6.50%, 4/01/34 ....................           5,000           5,253,125
U.S. Treasury Bonds
   8.75%, 5/15/17(a) .................          50,000          72,525,400
   8.75%, 5/15/20(a) .................          50,000          74,087,900
   9.13%, 5/15/18(a) .................          50,000          75,095,750
   12.50%, 8/15/14(a) ................          90,000         132,542,640
   13.25%, 5/15/14(a)(c) .............          54,000          80,668,872
U.S. Treasury Notes
   2.00%, 5/15/06(a) .................         190,000         191,580,990
   4.25%, 11/15/13(a) ................          16,107          16,666,348
U.S. Treasury Note (TIPS)
   3.63%, 1/15/08(a) .................          80,207          90,803,667
U.S. Treasury Strips
   8.00%, 11/15/21(a) ................         350,000         144,094,300
   8.75%, 5/15/17(a) .................         140,000          76,686,540
                                                             -------------
Total United States Securities
   (cost $1,145,263,402) .............                       1,220,240,032
                                                             -------------
Uruguay - 0.3%
Republic of Uruguay
   7.50%, 3/15/15(a)
   (cost $4,974,531) .................           6,685           5,815,950
                                                             -------------
Venezuela - 0.2%
Republic of Venezuela
    2.31%, 12/18/07(a) ...............              95             89,511
    5.38%, 8/07/10(a) ................           1,350          1,123,875
    9.25%, 9/15/27(a) ................           2,000          1,778,000
                                                             -------------
Total Venezuelan Securities
    (cost $2,993,761) ................                           2,991,386
                                                             -------------
Total Government/Agency
    Obligations
    (cost $2,204,594,964) ............                       2,398,977,726
                                                             -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.2%
Repurchase Agreement-0.2%
Greenwich Capital Markets Inc. .......
   1.03%, dated 3/31/04, due 4/1/04
   in the amount of $4,100,000 (cost
   $4,100,000; collateralized by
   $4,200,000 FHLM, 0.00%, due 7/19/04,
   value $4,504,500) .................US$        4,100     $     4,100,000
                                                           ---------------
Total Investments-124.9%
   (cost $2,208,694,964) ..............                      2,403,077,726
Other assets less liabilities-(24.9%) .                       (479,596,615)
                                                           ---------------
Net Assets-100% .......................                    $ 1,923,481,111
                                                           ---------------

FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                     U.S. $
                       Contract     Value on       U.S. $       Unrealized
                        Amount     Origination     Current     Appreciation/
                         (000)        Date          Value     (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar,
  settling 3/31/04     154,844   $118,454,590   $118,214,941   $  (239,649)
Mexican Peso,
  settling 3/31/04     423,068     37,723,406     37,831,351       107,945
Sale Contracts
Brazilian Real,
  settling 4/08/04      31,940     10,930,869     10,972,982       (42,113)
Canadian Dollar,
  settling
  3/31/04-5/05/04      622,495    467,494,709    474,857,768    (7,363,059)
Chilean Peso,
  settling 8/17/04  43,318,101     75,513,120     70,652,938     4,860,182
Mexican Peso,
  settling
  3/31/04-4/14/04    4,586,309    416,228,398    409,359,473     6,868,925

FINANCIAL FUTURES CONTRACT SOLD (see Note D)

                                                   Value at
              Number of  Expiration    Original    March 31,    Unrealized
Type          Contracts    Month        Value        2004      Depreciation
--------------------------------------------------------------------------------
U.S. Treasury
  Note 10 Yr
  Futures        665     June 2004  $ 76,641,250  $ 76,745,156  $ (103,906)


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 11

CREDIT DEFAULT SWAP CONTRACTS (see Note D)
   Swap
Counterparty            Notional                                Unrealized
& Referenced             Amount                  Termination   Appreciation/
 Obligation               (000)   Interest Rate      Date     (Depreciation)
--------------------------------------------------------------------------------
Citigroup Global
  Markets Ltd.
  Federative Republic
  of Brazil
  12.25%, 3/6/30        3,780       5.26%         2/20/09     $ 3,709,314
Citigroup Global
  Markets Ltd.
  Federative Republic
  of Brazil
  12.25%, 3/6/30        3,780       5.85%         2/20/14     (3,668,112)

(a) Positions, or a portion thereof, with an aggregate market value of $1,673,729,930 have been segregated to collateralize forward exchange currency contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This securitiy may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 this security amounted to $5,766,750 or 0.3% of net assets.
(c) Position, with a market value of $1,119,307 has been segregated to collateralize margin requirements for the open futures contract.

   Glossary of Terms:
   FHLM  - Federal Home Loan Mortgage
   TBA   - (To Be Assigned)- Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon ettlement when the specific mortgage pools are assigned.
   TIPS  - Treasury Inflation Protected Security.
   Currency Abbreviations:
   CAD   - Canadian Dollar
   CLP   - Chilean Peso
   MXP   - Mexican Peso
   US$   - United States Dollar

See notes to financial statements.
--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)

Assets
Investments in securities, at value
   (cost $2,208,694,964)................................   $ 2,403,077,726
Cash....................................................         7,428,355
Foreign cash, at value (cost $270,284)..................            42,096
Unrealized appreciation on swap contracts...............            41,202
Receivable for investment securities sold...............        74,675,139
Interest receivable.....................................        31,034,158
Unrealized appreciation of forward exchange
   currency contracts...................................        11,837,052
Receivable for capital stock sold.......................         1,631,375
                                                           ---------------
Total assets............................................     2,529,767,103
                                                           ---------------
Liabilities
Loan payable............................................       250,000,000
Payable for investment securities purchased.............       337,426,312
Unrealized depreciation of forward exchange
   currency contracts...................................         7,644,821
Payable for capital stock redeemed......................         4,979,683
Dividends payable.......................................         3,508,104
Advisory fee payable....................................           931,578
Payable for variation margin on futures contracts.......           332,503
Distribution fee payable................................           297,801
Loan Interest payable...................................           192,430
Accrued expenses and other liabilities..................           972,760
                                                           ---------------
Total liabilities.......................................       606,285,992
                                                           ---------------
Net Assets..............................................   $ 1,923,481,111
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $       250,199
Additional paid-in capital..............................     2,019,001,652
Distributions in excess of net investment income........       (33,898,757)
Accumulated net realized loss on investments
   and foreign currency transactions....................      (260,567,075)
Net unrealized appreciation of investments and foreign
   currency denominated assets and liabilities..........       198,695,092
                                                           ---------------
                                                           $ 1,923,481,111
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,029,032,449/133,913,560 shares of capital stock
   issued and outstanding)..............................            $ 7.68
Sales charge--4.25% of public offering price............               .34
                                                                    ------
Maximum offering price..................................            $ 8.02
                                                                    ------
Class B Shares
Net asset value and offering price per share
   ($607,737,580/79,087,055 shares of capital stock
   issued and outstanding)..............................            $ 7.68
                                                                    ------
Class C Shares
Net asset value and offering price per share
   ($286,711,082/37,198,650 shares of capital stock
   issued and outstanding)..............................            $ 7.71
                                                                    ------

See notes to financial statements.

--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 13

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)

Investment Income
Interest (net of foreign taxes
   withheld of $79,647)................                    $    80,457,307
Expenses
Advisory fee...........................  $     7,226,863
Distribution fee--Class A..............        1,555,785
Distribution fee--Class B..............        3,241,081
Distribution fee--Class C..............        1,441,219
Transfer agency........................        1,164,756
Custodian..............................          609,979
Audit and legal........................           85,481
Administrative.........................           68,576
Printing...............................           66,628
Registration...........................           50,116
Directors' fees........................            9,929
Miscellaneous..........................           30,200
                                         ---------------
Total expenses before interest.........       15,550,613
Interest expense.......................        2,182,896
                                         ---------------
Total expenses.........................       17,733,509
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........         (821,942)
Less: expense offset arrangement
   (see Note B)........................             (134)
                                         ---------------
Net expenses...........................                         16,911,433
                                                           ---------------

Net investment income..................                         63,545,874
                                                           ---------------

Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions Net realized gain (loss) on:
   Investment transactions.............                         36,564,749
   Written options.....................                          2,850,338
   Futures contracts...................                         (4,524,605)
   Swap contracts......................                          5,399,333
   Foreign currency transactions.......                        (26,776,267)
Net change in unrealized
appreciation/depreciation of:
   Investments.........................                         (1,117,776)
   Written options.....................                             17,070
   Futures contracts...................                          1,898,953
   Swap contracts......................                         (1,481,998)
   Foreign currency denominated assets
     and liabilities...................                         25,971,475
                                                           ---------------
Net gain on investment and foreign
   currency transactions...............                         38,801,272
                                                           ---------------
Net Increase in Net Assets from
   Operations..........................                    $   102,347,146
                                                           ---------------


See notes to financial statements.

--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS

                       Six Months Ended   December 1, 2002   Year Ended
                        March 31, 2004    to September 30,  November 30,
                          (unaudited)           2003*           2002
                        ---------------  ---------------   ---------------
Increase (Decrease)
in Net Assets from
Operations
Net investment
   income............   $    63,545,874  $   118,644,683   $   161,587,780
Net realized gain on
   investment and
   foreign currency
   transactions......        13,513,548       36,800,351         9,197,807
Net change in unrealized
   appreciation/
   depreciation of
   investments and
   foreign currency
   denominated assets
   and liabilities...        25,287,724      169,711,686       (47,012,022)
                        ---------------  ---------------   ---------------
Net increase in net
   assets from
   operations........       102,347,146      325,156,720       123,773,565
Dividends and
Distribution to
Shareholders from
Net investment income
   Class A...........       (36,919,163)     (68,308,663)      (83,785,147)
   Class B...........       (20,798,681)     (45,712,602)      (65,273,295)
   Class C...........        (9,218,949)     (17,895,460)      (23,442,285)
Tax return of capital
   Class A...........                -0-              -0-       (8,313,030)
   Class B...........                -0-              -0-       (6,476,314)
   Class C...........                -0-              -0-       (2,325,907)
Capital Stock
Transactions
Net decrease.........      (163,511,759)    (106,754,724)     (178,108,502)
                        ---------------  ---------------   ---------------
Total increase
   (decrease)........      (128,101,406)      86,485,271      (243,950,915)
Net Assets
Beginning of period..     2,051,582,517    1,965,097,246     2,209,048,161
                        ---------------  ---------------   ---------------
End of period (including
   distributions in excess
   of net investment
   income of
   ($33,898,757)
   ($30,507,778)
   and ($20,507,778),
   respectively).....   $ 1,923,481,111  $ 2,051,582,517   $ 1,965,097,246
                        ---------------  ---------------   ---------------

* The Fund changed its fiscal year end from November 30 to September 30. See notes to financial statements.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 15

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2004 (unaudited)

Increase (Decrease) in Cash from:
Operating Activities:
Interest received......................  $    79,391,689
Interest paid..........................       (2,168,244)
Operating expenses paid................      (15,245,520)
                                         ---------------
Net increase in cash from operating
   activities                                               $   61,977,925
Investing Activities:
Purchases of long-term
   portfolio investments...............   (2,643,874,143)
Proceeds from disposition of long-term
   portfolio investments...............    2,889,769,684
Purchases of short-term portfolio
   investments, net....................       (9,123,427)
Variation margin on futures contracts..          332,503
                                         ---------------
Net increase in cash from investing
   activities                                                  237,104,617
Financing Activities*:
Redemptions of capital stock, net......     (160,778,027)
Cash dividends paid....................      (38,435,413)
                                         ---------------
Net decrease in cash from financing
   activities..........................                       (199,213,440)
Effect of exchange rate on cash........                        (96,691,208)
                                                           ---------------
Net increase in cash...................                          3,177,894
Cash at beginning of period............                          4,292,557
                                                           ---------------
Cash at end of period..................                    $     7,470,451
                                                           ---------------

--------------------------------------------------------------------------------
Reconciliation of Net Increase in Net
Assets from Operations to Net Increase
in Cash from Operating Activities:
Net increase in net assets from operations                 $   102,347,146
Adjustments:
Decrease in interest receivable........  $     1,593,960
Net realized gain on investment
   transactions........................      (36,564,749)
Net realized gain on written options...       (2,850,338)
Net realized loss on futures contracts.        4,524,605
Net realized gain on swap contracts....       (5,399,333)
Net realized loss on foreign currency
   transactions........................       26,776,267
Net change in unrealized appreciation/
   depreciation of investments and foreign
   currency denominated assets and
   liabilities.........................      (25,287,724)
Accretion of bond discount and
   amortization of bond premium........       (2,659,578)
Increase in interest payable...........           14,652

Decrease in accrued expenses and
   other liabilities...................         (516,983)
                                         ---------------
                                                               (40,369,221)
                                                           ---------------
Net increase in cash from operating
   activities..........................                    $    61,977,925
                                                           ---------------

* Non-cash financing activities not included herein consist of reinvestment of dividends.
   See notes to financial statements


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Americas Government Income Trust, Inc. (the "Fund") was incorporated as a Maryland corporation on February 3, 1992 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold currently with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 17

NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Asset and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities as adjustments to interest income for financial reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Repurchase Agreements
It is the Fund's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average adjusted daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 19

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average adjusted daily net assets of the Fund. Through March 31, 2004, such waiver amounted to $821,942. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended March 31, 2004, such fees amounted to $68,576.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $607,610 for the six months ended March 31, 2004.

For the six months ended March 31, 2004, the Fund's expenses were reduced by $134 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $48,057 from the sales of Class A shares and received $7,478, $513,893 and $18,761 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2004.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $33,501,950 and $7,522,470 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

Distributor beyond the current year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   329,295,131   $   577,591,516
U.S. government securities.............      734,908,165       804,827,913

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, futures and swap contracts) are as follows:

Gross unrealized appreciation...........................   $   211,865,256
Gross unrealized depreciation...........................       (17,482,494)
                                                           ---------------
Net unrealized appreciation.............................   $   194,382,762
                                                           ---------------

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the future contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 21
denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

3. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has real-
--------------------------------------------------------------------------------

22 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST ized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended March 31, 2004 were as follows:

                                             Number of         Premium
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
   September 30, 2003..................      845,662,500   $     1,809,351
Options written........................    1,076,387,900         2,138,163
Options terminated in closing
   purchase transactions...............     (809,649,300)       (1,496,578)
Options expired........................   (1,112,401,100)       (2,450,936)
                                         ---------------   ---------------
Options outstanding at
   March 31, 2004......................               -0-  $            -0-
                                         ---------------   ---------------

4. Swap Agreements
The Fund may enter into currency and interest rate swap agreements to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the foreign securities or currencies.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swap contracts are included in net realized gain or loss on investment transactions.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 23

The Fund may enter into credit default swaps. A sell/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the Counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed interest payments from/(to) the respective Counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

NOTE E
Capital Stock
There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B, and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                          ======================================================
                                                   Shares
                          ======================================================
                              Six Months Ended    December 1,
                                     March 31,        2002 to      Year Ended
                                          2004  September 30,    November 30,
                                   (unaudited)          2003*            2002
                          ------------------------------------------------------
Class A
Shares sold                         4,512,235     57,709,198    48,951,042
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions    2,061,843      3,960,011     5,688,032
--------------------------------------------------------------------------------
Shares converted from Class B       6,018,928      1,163,358     9,976,855
--------------------------------------------------------------------------------
Shares redeemed                   (19,236,635)   (60,349,102)  (69,401,868)
--------------------------------------------------------------------------------
Net increase (decrease)            (6,643,629)     2,483,465    (4,785,939)
================================================================================

Class B
Shares sold                         4,249,821     14,372,306    30,870,456
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions    1,160,560      2,571,804     4,215,125
--------------------------------------------------------------------------------
Shares converted to Class A        (6,018,928)    (1,163,358)   (9,975,974)
--------------------------------------------------------------------------------
Shares redeemed                   (12,567,603)   (31,428,197)  (42,851,229)
--------------------------------------------------------------------------------
Net decrease                      (13,176,150)   (15,647,445)  (17,741,622)
================================================================================
* The Fund changed its fiscal year end from November 30 to September 30.

--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                          ======================================================
                                                   Shares
                          ======================================================
                              Six Months Ended    December 1,
                                     March 31,        2002 to      Year Ended
                                          2004  September 30,    November 30,
                                   (unaudited)          2003*            2002
                          ------------------------------------------------------
Class C
Shares sold                         2,907,047      6,082,021     9,952,547
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      604,321      1,060,938     1,697,005
--------------------------------------------------------------------------------
Shares redeemed                    (5,340,034)    (8,353,348)  (15,272,975)
--------------------------------------------------------------------------------
Net decrease                       (1,828,666)    (1,210,389)   (3,623,423)
================================================================================


                          ======================================================
                                                  Amount
                          ======================================================
                              Six Months Ended    December 1,
                                     March 31,        2002 to      Year Ended
                                          2004  September 30,    November 30,
                                   (unaudited)          2003*            2002
                          ------------------------------------------------------
Class A
Shares sold                      $ 33,904,049  $ 422,454,291  $337,222,989
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends and distributions  15,591,399     29,133,663    39,215,571
--------------------------------------------------------------------------------
Shares converted from Class B      45,456,868      8,771,717    68,642,710
--------------------------------------------------------------------------------
Shares redeemed                  (145,295,384)  (442,778,898) (477,745,407)
--------------------------------------------------------------------------------
Net increase (decrease)          $(50,343,068) $  17,580,773  $(32,664,137)
================================================================================

Class B
Shares sold                      $ 32,086,984  $ 104,488,498  $213,117,586
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions    8,772,627     18,717,097    29,081,877
--------------------------------------------------------------------------------
Shares converted to Class A       (45,456,868)    (8,771,717)  (68,642,710)
--------------------------------------------------------------------------------
Shares redeemed                   (94,758,948)  (229,896,065) (294,529,545)
--------------------------------------------------------------------------------
Net decrease                     $(99,356,205) $(115,462,187)$(120,972,792)
================================================================================

Class C
Shares sold                      $ 22,038,265  $  44,524,191  $ 68,984,390
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends and distributions   4,582,669      7,772,014   11,736,602
--------------------------------------------------------------------------------
Shares redeemed                   (40,433,420)   (61,169,515) (105,192,565)
--------------------------------------------------------------------------------
Net decrease                     $(13,812,486) $  (8,873,310) $(24,471,573)
================================================================================
* The Fund changed its fiscal year end from November 30 to September 30.

--------------------------------------------------------------------------------
NOTE F
Bank Borrowing
The Fund entered into a Revolving Credit Agreement with Deutsche Bank AG, New York Branch on June 4, 1998. The maximum credit available under the credit facility is $250,000,000 and requires no collateralization. The loan outstanding, under the Credit Agreement for the six months ended March 31, 2004 was $250,000,000 with a related weighted average interest rate at period


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 25
end of 1.60% and a weighted average annualized interest rate of 1.60%. The $250,000,000 balance will mature on May 11, 2004. Interest payments on current borrowings are based on the European Euro margin plus the applicable European Euro rate. The Fund is also obligated to pay Deutsche Bank AG, New York Branch a facility fee computed at the rate of .10% per annum on the daily amount of the total commitment as in effect.

NOTE G
Security Lending
The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market values of the securities loaned is deposited and maintained by the borrower with the Fund.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. When such securities are borrowed against cash, the Fund agrees to pay the borrower of such securities a "rebate rate" for the use of the cash the borrower has pledged as collateral. As of March 31, 2004, the Fund had no securities on loan.

NOTE H
Risks Involved in Investing in the Fund
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I
Distributions to Shareholders
The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2003, November 30, 2002 and November 30, 2001 were as follows:

                            2003              2002              2001
                       ---------------   --------------   ---------------
Distributions paid from:
   Ordinary income..   $   131,916,725   $  172,500,727   $   214,207,625
                       ---------------   --------------   ---------------
Total taxable
   distributions....       131,916,725      172,500,727       214,207,625
Tax return of
   capital..........                -0-      17,115,251                -0-
                       ---------------   --------------   ---------------
Total distributions
   paid.............   $   131,916,725   $  189,615,978   $   214,207,625
                       ---------------   --------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (285,094,211)(a)
Unrealized appreciation/(depreciation).................       157,866,538(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $  (127,227,673)
                                                          ---------------

(a) On September 30, 2003, the Fund had a net capital loss carryforward of $272,571,324, of which $28,565,833 expires in the year 2004, $24,477,091 expires in the year 2008, $206,928,807 expires in the year 2009 and $12,599,593 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. As of September 30, 2003, the Fund deferred tax straddle losses of $12,522,887.
(b) The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium.

NOTE J
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 27

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------

                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 29

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ==========================================================================
                                                                          Class A
                                          ==========================================================================
                                            Six Months
                                                 Ended      December
                                             March 31,    1, 2002 to            Year Ended November 30,
                                                  2004     September -----------------------------------------------
                                           (unaudited)   30, 2003(a)   2002(b)       2001          2000         1999
                                          --------------------------------------------------------------------------
Net asset value,
  beginning of period...................      $7.54           $6.86     $7.07       $ 7.55       $ 7.28       $ 7.59
                                          --------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c) ...............        .26             .44       .56          .77          .75          .87
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions..........................        .15             .73      (.11)        (.50)         .34         (.25)
                                          --------------------------------------------------------------------------
Net increase in net asset
  value from operations.................        .41            1.17       .45          .27         1.09          .62
                                          --------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income.....................       (.27)           (.49)     (.60)        (.75)        (.49)        (.64)
Distributions in excess of
  net investment income.................         -0-             -0-       -0-          -0-          -0-        (.11)
Tax return of capital...................         -0-             -0-     (.06)          -0-        (.33)        (.18)
                                          --------------------------------------------------------------------------
Total dividends and
  distributions.........................       (.27)           (.49)     (.66)        (.75)        (.82)        (.93)
                                          --------------------------------------------------------------------------
Net asset value,

  end of period.........................      $7.68           $7.54     $6.86       $ 7.07       $ 7.55       $ 7.28
                                          ==========================================================================
Total Return
Total investment return based
  on net asset value(d).................       5.52%          17.48%     6.69%        3.32%       15.80%        8.56%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)....................... $1,029,032      $1,060,244  $947,300   $1,009,606     $979,126     $730,468
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements......................       1.37%(e)        1.49%(e)  1.57%        1.96%        2.26%        2.09%
  Expenses, before waivers/
    reimbursements......................       1.46%(e)        1.49%     1.57%        1.96%        2.26%        2.09%
  Expenses, before waivers/
    reimbursements excluding
    interest expense....................       1.24%(e)        1.26%(e)  1.28%        1.23%        1.33%        1.38%
  Net investment income.................       6.78%(e)        7.28%(e)  8.19%       10.07%       10.03%       11.72%
Portfolio turnover rate.................         47%             60%      160%         315%         234%         158%


See footnote summary on page 33.

--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ==========================================================================
                                                                          Class B
                                          ==========================================================================
                                            Six Months
                                                 Ended      December
                                             March 31,    1, 2002 to         Year Ended November 30,
                                                  2004     September -----------------------------------------------
                                           (unaudited)   30, 2003(a)   2002(b)       2001          2000         1999
                                          --------------------------------------------------------------------------
Net asset value,
  beginning of period... ...............      $7.54           $6.86     $7.07       $ 7.58       $ 7.31       $ 7.61
                                          --------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c) ...............        .23             .40       .51          .69          .69          .81
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.......... ...............        .15             .73      (.11)        (.50)         .36         (.25)
                                          --------------------------------------------------------------------------
Net increase in net asset
  value from operations. ...............        .38            1.13       .40          .19         1.05          .56
                                          --------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income..... ...............       (.24)           (.45)     (.55)        (.70)        (.48)        (.59)
Distributions in excess of

  net investment income. ...............         -0-             -0-       -0-          -0-          -0-        (.10)
Tax return of capital... ...............         -0-             -0-     (.06)          -0-        (.30)        (.17)
                                          --------------------------------------------------------------------------
Total dividends and
  distributions......... ...............       (.24)           (.45)     (.61)        (.70)        (.78)        (.86)
                                          --------------------------------------------------------------------------
Net asset value,
  end of period......... ...............      $7.68           $7.54     $6.86       $ 7.07       $ 7.58       $ 7.31
                                          ==========================================================================
Total Return
Total investment return based
  on net asset value(d). ...............       5.16%          16.84%     5.92%        2.20%       14.99%        7.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)....... ...............   $607,738        $696,043  $740,782     $888,457     $826,340   $1,011,395
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements...... ...............       2.10%(e)        2.21%(e)  2.28%        2.66%        2.93%        2.78%
  Expenses, before waivers/
    reimbursements...... ...............       2.18%(e)        2.21%     2.28%        2.66%        2.93%        2.78%
  Expenses, before waivers/
    reimbursements excluding
    interest expense.... ...............       1.95%(e)        1.98%(e)  2.00%        1.94%        2.03%        2.08%
  Net investment income. ...............       6.06%(e)        6.59%(e)  7.47%        9.06%        9.37%       10.97%
Portfolio turnover rate. ...............         47%             60%      160%         315%         234%         158%


See footnote summary on page 33.

--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 31

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ==========================================================================
                                                                          Class C
                                          ==========================================================================
                                            Six Months
                                                 Ended      December
                                             March 31,    1, 2002 to         Year Ended November 30,
                                                  2004     September -----------------------------------------------
                                           (unaudited)   30, 2003(a)   2002(b)       2001          2000         1999
                                          --------------------------------------------------------------------------
Net asset value,
  beginning of period...................      $7.57           $6.88     $7.09      $  7.58      $  7.31       $ 7.61
                                          --------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)................        .23             .40       .52          .71          .70          .81
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions..........................        .15             .74      (.12)        (.50)         .35         (.25)
                                          --------------------------------------------------------------------------
Net increase in net asset
  value from operations.................        .38            1.14       .40          .21         1.05          .56
                                          --------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net

  investment income.....................       (.24)           (.45)     (.55)        (.70)        (.47)        (.59)
Distributions in excess of
  net investment income.................         -0-             -0-       -0-          -0-          -0-        (.10)
Tax return of capital...................         -0-             -0-     (.06)          -0-        (.31)        (.17)
                                          --------------------------------------------------------------------------
Total dividends and
  distributions.........................       (.24)           (.45)     (.61)        (.70)        (.78)        (.86)
                                          --------------------------------------------------------------------------
Net asset value,
  end of period.........................      $7.71           $7.57     $6.88       $ 7.09      $  7.58       $ 7.31
                                          ===========================================================================
Total Return
Total investment return based
  on net asset value(d).................       5.14%          16.94%     5.91%        2.48%       14.99%        7.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).......................   $286,711        $295,295  $277,015     $310,985     $267,646     $258,696
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements......................       2.08%(e)        2.20%(e)  2.27%        2.65%        2.95%        2.78%
  Expenses, before waivers/
    reimbursements......................       2.16%(e)        2.20%     2.27%        2.65%        2.95%        2.78%
  Expenses, before waivers/
    reimbursements excluding
    interest expense....................       1.94%(e)        1.97%(e)  1.99%        1.93%        2.03%        2.08%
  Net investment income ................       6.06%(e)        6.56%(e)  7.45%        9.34%        9.35%       10.98%
Portfolio turnover rate.................         47%             60%      160%         315%         234%         158%


See footnote summary on page 33.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

(a) The Fund changed its fiscal year end from November 30 to September 30.
(b) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $.04, decrease net realized and unrealized loss on investments per share by $.04 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 8.83% to 8.19% for Class A, from 8.10% to 7.47% for Class B and from 8.09% to 7.45% for Class C. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.


-------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 33

BOARD OF DIRECTORS
William H. Foulk, Jr.(1),Chairman
Marc O.Mayer,President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Paul J. DeNoon(2), Vice President
Michael L. Mon(2), Vice President
Douglas J. Peebles(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller




Custodian
Brown Brothers Harriman & Co.
40 Water Street

Boston, MA 02109

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Messrs. DeNoon, Mon and Peebles are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

ALLIANCEBERNSTEIN FAMILY OF FUNDS

================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California

  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

--------------------------------------------------------------------------------
We also offer Exchange Reserves,35 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 35

NOTES








-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

NAGSR0304



ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

  Exhibit No.      DESCRIPTION OF EXHIBIT
  -----------      ----------------------
  11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

  11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

  11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Americas Government Income Trust, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004